RELATED PARTY TRANSACTIONS - Additional information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Related Party Transaction, Amounts of Transaction	$ 9,590	$ 4,923	$ 11,031	$ 8,036	$ 3,280
Lease agreements
RELATED PARTY TRANSACTIONS
Operating Lease Liability Lease, Current, Related Parties			840	13
Related party
RELATED PARTY TRANSACTIONS
Operating Lease Liability Lease, Current, Related Parties	$ 995		$ 840	$ 13
Related party | Geely Auto Wuhan Branch and Wuhan Geely Auto Parts
RELATED PARTY TRANSACTIONS
Term of manufacturing agreement	10 years		10 years
Related party | Lease agreements
RELATED PARTY TRANSACTIONS
Operating Lease Liability Lease, Current, Related Parties	$ 995		$ 840
Related party | Service fee for entrusted daily operation and maintenance service | Wuhan Quanqing
RELATED PARTY TRANSACTIONS
Related Party Transaction, Amounts of Transaction	$ 0		$ 0